Stock-Based Compensation - Summary of RSU Activity Issued (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Awarded, Beginning balance | shares	3,630,447
RSUs Awarded, Granted | shares	8,872,307
Number of RSUs, issued | shares	(1,331,257)
RSUs Awarded, Forfeited | shares	(406,649)
RSUs Awarded, Ending balance | shares	10,764,848
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 1.53
Weighted average grant-date fair value, Granted | $ / shares	2.67
Weighted average grant-date fair value, issued | $ / shares	2.64
Weighted average grant-date fair value, Forfeited | $ / shares	2.29
Weighted average grant-date fair value, Ending balance | $ / shares	$ 2.3